INTEGRITY MANAGED PORTFOLIOS

The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Integrity Managed Portfolios filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 10, 2016 (Accession No. 0000866841-16-000060), which is incorporated herein by reference.